SHARE-BASED PAYMENTS - Share option plan changes (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares	Dec. 31, 2025 Y Options $ / shares	Dec. 31, 2025 Options $ / shares	Dec. 31, 2025 Options $ / shares	Dec. 31, 2025 shares Options $ / shares	Dec. 31, 2024 Options Y $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2024 Options shares $ / shares
SHARE-BASED PAYMENTS
Stock options life | Y		5
After grant date year one
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
After grant date year two
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
After grant date year three
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
Stock options
SHARE-BASED PAYMENTS
Outstanding, beginning balance | Options			3,570,471				5,523,297
Granted | Options			507,165				651,955
Exercised			(1,946,249)		(1,946,249)		(1,508,214)		(1,508,214,000)
Expired, forfeited or cancelled | Options			(51,432)				(1,096,567)
Outstanding, ending balance | Options			2,079,955				3,570,471
Vested (in shares) | Options	1,065,426	1,065,426	1,065,426	1,065,426	1,065,426	2,360,556	2,360,556	2,360,556	2,360,556
Weighted average exercise price outstanding beginning				$ 4.95				$ 4.93
Granted				13.76				5.13
Exercised				4.45				2.82
Expired, forfeited or cancelled				5.97				7.86
Weighted average exercise price outstanding ending				7.55				4.95
Vested, end of year	$ 5.6	$ 5.6	$ 5.6	$ 5.6	$ 5.6	$ 4.64	$ 4.64	$ 4.64	$ 4.64
Stock options life | Y		5				5